THE ONE®

INCOME ANNUITYSM

Issued Through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

By

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated April 28, 2006

Replacing Supplement dated April 10, 2006

to the

Prospectus dated May 1, 2005

This prospectus supplement replaces the prospectus supplement dated April 10, 2006.

Effective May 1, 2006, the following name changes will take place:

JPMorgan Investment Trust will change its name to JPMorgan Insurance Trust.

JPMorgan Investment Trust Balanced Portfolio will change its name to JPMorgan Insurance Trust Balanced Portfolio.

JPMorgan Investment Trust Bond Portfolio will change its name to JPMorgan Insurance Trust Core Bond Portfolio.

JPMorgan Investment Trust Diversified Equity Portfolio will change its name to JPMorgan Insurance Trust Diversified Equity Portfolio.

JPMorgan Investment Trust Mid Cap Growth Portfolio will change its name to JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio.

JPMorgan Investment Trust Equity Index Portfolio will change its name to JPMorgan Insurance Trust Equity Index Portfolio.

JPMorgan Investment Trust Government Bond Portfolio will change its name to JPMorgan Insurance Trust Government Bond Portfolio.

JPMorgan Investment Trust Diversified Mid Cap Portfolio will change its name to JPMorgan Insurance Trust Intrepid Mid Cap Portfolio.

JPMorgan Investment Trust Large Cap Growth Portfolio will change its name to JPMorgan Insurance Trust Large Cap Growth Portfolio.

JPMorgan Investment Trust Mid Cap Value Portfolio will change its name to JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio.

Effective May 1, 2006, the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio subaccount (the “Subaccount”) will accept new purchases only as described below:

•	The Subaccount will accept new purchases from existing variable annuity contracts that offered the portfolio as an investment choice prior to May 1, 2006.

As always, the availability of any subaccount as an investment option, including the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio subaccount, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

The One® Income AnnuitySM dated May 1, 2005